OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Perennial Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/11 to 6/30/12

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

2

FPA Perennial Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Actuant Corporation	ATU	00508X203	1/10/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of PricewaterhouseCoopers LLP as the company’s independent auditor	Issuer	Y	For	For
				3. Advisory vote on compensation of the company’s named executive officers	Issuer	Y	For	For
				4. Advisory vote on the frequency of the advisory vote on compensation of the company’s named executive officers	Issuer	Y	1 Yr.	For

Aggreko plc		G0116S102	7/5/2011

1. Approval of sub-division of existing ordinary shares, consolidated and division of intermediate ordinary shares, adoption of new articles and the purchase by the company of B shares (each as defined in the ciruclar to shareholders dated May 10, 2011

					Issuer	Y	For	For

Aggreko plc		G0116S102	4/25/2012	1. Receipt of report and accounts	Issuer	Y	For	For
				2. Approval of remuneration report	Issuer	Y	For	For
				3. Declaration of dividend	Issuer	Y	For	For
				4. Re-Election of R. C. Soames	Issuer	Y	For	For
				5. Re-Election of A. G. Cockburn	Issuer	Y	For	For
				6. Re-Election of G. P. Walker	Issuer	Y	For	For
				7. Re-Election of W. F. Kaplan	Issuer	Y	For	For
				8. Re-Election of K. Pandya	Issuer	Y	For	For
				9. Re-Election of D. C. M. Hamill	Issuer	Y	For	For
				10. Re-Election of R. J. MacLeod	Issuer	Y	For	For
				11. Re-Election of R. J. King	Issuer	Y	For	For
				12. Re-Election of K. G. Hanna	Issuer	Y	For	For
				13. Re-Appointment of independent auditor	Issuer	Y	For	For
				14. Authorize the audit committee to determine the remuneration of the company’s auditor	Issuer	Y	For	For
				15. Authority to allot shares	Issuer	Y	For	For
				16. Directors’ fees	Issuer	Y	Against	Against
				17. Disapplication of pre-emption rights	Issuer	Y	For	For
				18. Purchase of own shares	Issuer	Y	For	For
				19. General meetings on 14 clear days’ notice	Issuer	Y	For	For
				20. Purchase of B shares	Issuer	Y	For	For

Biomerieux		F1149Y109	5/30/2012	1. Approval of the corporate financial statements for the financial year ended December 31, 2011	Issuer	Y	For	For
				2. Approval of the consolidated financial statements for the financial year ended December 31, 2011	Issuer	Y	For	For
				3. Allocation of income for the financial year ended December 31, 2011	Issuer	Y	For	For
				4. Approval of the regulated agreements concluded by the company with Fondation Merieux and referred to in the special report of the statutory auditors	Issuer	Y	For	For
				5. Acknowledgement of the continuation of regulated agreements concluded by the board of directors referred to in the special report of the statutory auditors	Issuer	Y	For	For
				6. Appointment of Marie-Helene Habert as board member	Issuer	Y	For	For
				7. Appointment of Harold Boel as board member	Issuer	Y	For	For
				8. Termination of term of the company Deloitte et Associes as co-principal statutory auditor - appointment of the company Ernst & Young et Autres-SAS as co-principal statutory auditor	Issuer	Y	For	For

				9. Termination of term of the company BEAS as co-principal statutory auditor - appointment of the company Auditex-SAS as co-deputy statutory auditor	Issuer	Y	For	For
				10. Authorization granted to the board of directors to allow the company to purchase its own shares	Issuer	Y	For	For
				11. Authorization granted to the board of directors to reduce share capital by cancellation of shares	Issuer	Y	For	For
				12. Authorization to be granted to the board of directors to implement the delegations during period of public offering	Issuer	Y	For	For
				13. Powers to carry out all legal formalities	Issuer	Y	For	For

Bio-Rad Laboratories, Inc.	BIO	090572207	4/24/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young LLP to serve as the company’s independent auditors.	Issuer	Y	For	For
				3. Approve the material terms of the performance criteria in the company’s 2007 incentive award plan	Issuer	Y	For	For

CarMax, Inc.	KMX	143130102	6/25/2012	1A. Election of Director: Jeffrey E. Garten	Issuer	Y	For	For
				1B. Election of Director: Vivian M. Stephenson	Issuer	Y	For	For
				1C. Election of Director: Beth A. Stewart	Issuer	Y	For	For
				1D. Election of Director: William R. Tiefel	Issuer	Y	For	For
				2. Ratification of the selection of KPMG LLP as independent registered public accounting firm	Issuer	Y	For	For
				3. Approve, in an advisory (non-binding) vote, the compensation of the company’s named executive officers	Issuer	Y	For	For
				4. Approve the company’s 2002 stock incentive plan, as amended and restated	Issuer	Y	For	For
				5. Approve the company’s annual performance-based bonus plan, as amended and restated	Issuer	Y	For	For
				6. Approve, in an advisory (non-binding) vote, a proposal to declassify the board of directors	Shareholder	Y	Against	For

CLARCOR Inc.	CLC	179895107	3/27/2012	1. Election of Directors	Issuer	Y	For	For
				2. Say-on-pay - an advisory non-binding vote on the approval of executive compensation	Issuer	Y	For	For
				3. Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending December 1, 2012	Issuer	Y	For	For

Copart, Inc.	CPRT	217204106	12/14/2011	1. Election of Directors	Issuer	Y	For	For
				2. Approve a change in the company’s state of incorporation from California to Delaware	Issuer	Y	For	For
				3. Advisory vote on executive compensation (say on pay vote)	Issuer	Y	For	For
				4. Advisory vote on the approval of the frequency of shareholder votes on executive compensation (say when on pay)	Issuer	Y	1 Yr.	For
				5. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the company for the fiscal year ending July 31, 2012	Issuer	Y	For	For

Dolby Laboratories, Inc.	DLB	25659T107	2/7/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approve the stock option exchange program	Issuer	Y	Against	Against

				3. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending September 28, 2012	Issuer	Y	For	For

EVS Broadcast Equipment SA		B3883A119	5/15/2012	2. Approve remuneration report	Issuer	Y	For	For
				4. Approve financial statements, allocation of income, and dividends of EUR 2.36 per share	Issuer	Y	For	For
				5. Approve discharge of directors	Issuer	Y	For	For
				6. Approve discharge of auditors	Issuer	Y	For	For
				7. Approve resignation of J. P. Pironnet as director	Issuer	Y	For	For
				8.1 Re-Elect F. Chombar as independent director	Issuer	Y	For	For
				8.2 Elect Y. Trouveroy as independent director	Issuer	Y	For	For

FMC Technologies, Inc.	FTI	30249U101	5/2/2012	1A. Election of Director: Mike R. Bowlin	Issuer	Y	For	For
				1B. Election of Director: Philip J. Burguieres	Issuer	Y	For	For
				1C. Election of Director: Edward J. Mooney	Issuer	Y	For	For
				1D. Election of Director: James M. Ringler	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for 2012	Issuer	Y	For	For
				3. Advisory approval of executive compensation	Issuer	Y	For	For
				4. Amend the amended and restated certificate of incorporation to provide for the annual election of all directors	Issuer	Y	For	For

Franklin Electric Co., Inc.	FELE	353514102	5/4/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the 2012 fiscal year	Issuer	Y	For	For
				3. To approve, on an advisory basis, the executive compensation of the company’s named executive officers as disclosed in the proxy statement	Issuer	Y	For	For
				4. To approve the company’s 2012 stock plan	Issuer	Y	For	For

Graco Inc.	GGG	384109104	4/20/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm	Issuer	Y	For	For
				3. Approval, on an advisory basis, of the compensation paid to the named executive officers as disclosed in the proxy statement	Issuer	Y	For	For
				4. Increase in authorized shares for the employee stock purchase plan	Issuer	Y	For	For
				5. Incentive bonus plan	Issuer	Y	For	For
				6. Shareholder proposal to adopt majority voting for the election of directors	Shareholder	Y	For	Against

Halma plc		G42504103	7/28/2011	1. To receive the directors’ reports and the accounts for the period of 52 weeks to April 2, 2011 and the auditors’ report on the accounts	Issuer	Y	For	For
				2. To declare a dividend on the ordinary shares	Issuer	Y	For	For
				3. To approve the remuneration report as set out on pages 58 to 66 of the report and accounts for the 52 weeks to April 2, 2011	Issuer	Y	For	For
				4. To re-elect Geoff Unwin as a director of the company	Issuer	Y	For	For
				5. To re-elect Andrew Williams as a director of the company	Issuer	Y	For	For

				6. To re-elect Kevin Thompson as a director of the company	Issuer	Y	For	For
				7. To re-elect Neil Quinn as a director of the company	Issuer	Y	For	For
				8. To re-elect Stephen Pettit as a director of the company	Issuer	Y	For	For
				9. To re-elect Jane Aikman as a director of the company	Issuer	Y	For	For
				10. To re-elect Adam Meyers as a director of the company	Issuer	Y	For	For
				11. To re-elect Lord Blackwell as a director of the company	Issuer	Y	For	For
				12. To re-elect Steven Marshall as a director of the company	Issuer	Y	For	For
				13. To re-appoint Deloitte LLP as auditors	Issuer	Y	For	For
				14. To authorize the directors to determine the remuneration of the auditors	Issuer	Y	For	For
				15. Authority to allot shares	Issuer	Y	For	For
				16. Disapplication of pre-emption rights	Issuer	Y	For	For
				17. Authority to purchase own shares	Issuer	Y	For	For
				18. That a general meeting other than an annual general meeting may be called on not less than 14 clear days’ notice	Issuer	Y	For	For

Heartland Express, Inc.	HTLD	422347104	7/11/2011	1. Approve the adoption of the company’s 2011 restricted stock award plan	Issuer	Y	For	For

Heartland Express, Inc.	HTLD	422347104	5/10/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm of the corporation for 2012	Issuer	Y	For	For

HNI Corporation	HNI	404251100	5/8/2012	1A. Election of Director: Stan A. Askren	Issuer	Y	For	For
				1B. Election of Director: Ronald V. Waters III	Issuer	Y	For	For
				2. Ratify the audit committee’s selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accountant for fiscal 2012	Issuer	Y	For	For
				3. Advisory (non-binding) vote to approve named executive officer compensation	Issuer	Y	For	For

IDEX Corporation	IEX	45167R104	4/10/2012	1. Election of Directors	Issuer	Y	For	For
				2. To vote on a non-binding resolution to approve the compensation of the company’s named executive officers	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for 2012	Issuer	Y	For	For

Knight Transportation, Inc.	KNX	499064103	5/17/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s 2012 equity compensation plan	Issuer	Y	For	For
				3. Advisory vote to approve executive compensation	Issuer	Y	For	For
				4. Ratification of the appointment of Grant Thornton LLP as the company’s independent registered public accounting firm for the fiscal year 2012	Issuer	Y	For	For

Landauer, Inc.	LDR	51476K103	2/9/2012	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending September 30, 2012	Issuer	Y	For	For
				3. Approve, by non-binding advisory vote, executive compensation	Issuer	Y	For	For

Life Technologies Corporation	LIFE	53217V109	4/26/2012	1.1 Election of Director: Donald W. Grimm	Issuer	Y	For	For
				1.2 Election of Director: Ora H. Pescovitz, M.D.	Issuer	Y	For	For
				1.3 Election of Director: Per A. Peterson, PhD	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the company for the fiscal year ending December 31, 2012	Issuer	Y	For	For
				3. Approval of a non-binding advisory resolution regarding the compensation of the company’s named executive officers for the fiscal year ended December 31, 2011	Issuer	Y	For	For

Lincare Holdings Inc.	LNCR	532791100	5/7/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Y	For	For
				3. Approve an advisory resolution regarding executive compensation	Issuer	Y	For	For

L’Occitane International SA		L6071D109	9/30/2011	1. To receive and adopt the statutory accounts and audited consolidated financial statements of the company and the reports of the directors and auditors for the year ended March 31, 2011	Issuer	Y	For	For
				2. To declare a final dividend for the year ended March 31, 2011	Issuer	Y	For	For
				3.i. Re-Elect Thomas Levilion as a retiring director of the company for a term of 3 years	Issuer	Y	For	For
				3.ii. Re-Elect Pierre Maurice Georges Milet as a retiring director of the company for a term of 3 years	Issuer	Y	For	For
				3.iii. Re-Elect Charles Mark Broadley as a retiring director of the company for a term of 3 years	Issuer	Y	For	For
				3.iv. Re-Elect Susan Saltzbart Kilsby as a retiring director of the company for a term of 3 years	Issuer	Y	For	For
				3.v. Re-Elect Jackson Chik Sum Ng as a retiring director of the company for a term of 3 years	Issuer	Y	For	For
				4. To elect Domenico Trizio as a new executive director of the company for a term of 3 years	Issuer	Y	For	For
				5.A To give a general mandate to the directors to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the company	Issuer	Y	For	For
				5.B To give a general mandate to the directors to repurchase shares not exceeding 10% of the issued share capital of the company	Issuer	Y	For	For

5.C To extend the authority given to the directors pursuant to ordinary resolution no. 5.A to issue shares by adding to the issued share capital of the company the number of shares repurchased under ordinary resolution no. 5.B

					Issuer	Y	For	For

				6. To authorize the board of directors to fix the remuneration of the directors	Issuer	Y	For	For
				7. To re-appoint PricewaterhouseCoopers as auditors of the company and authorize the board of directors to fix their remuneration	Issuer	Y	For	For
				8. To grant discharge for the directors for the exercise of their mandate during the financial year ended March 31, 2011	Issuer	Y	For	For
				9. To grant discharge for the auditors for the exercise of their mandate during the financial year ended March 31, 2011	Issuer	Y	For	For

L’Occitane International SA		L6071D109	9/30/2011	1. To approve the proposed amendments to the articles of association of the company as detailed in the circular of the company dated August 25, 2011	Issuer	Y	For	For

ManpowerGroup Inc.	MAN	56418H100	5/2/2012	1.1 Election of Director: Jeffrey A. Joerres	Issuer	Y	For	For
				1.2 Election of Director: John R. Walter	Issuer	Y	For	For
				1.3 Election of Director: Marc J. Bolland	Issuer	Y	For	For
				1.4 Election of Director: Ulice Payne, Jr.	Issuer	Y	For	For
				2. Approval of a proposed amendment to the amended and restated articles of incorporation of Manpower Inc. to change the name to ManpowerGroup Inc.	Issuer	Y	For	For
				3. Ratification of Deloitte & Touche LLP as independent auditors for 2012	Issuer	Y	For	For
				4. Advisory vote to approve the compensation of the company’s named executive officers	Issuer	Y	For	For

Maxim Integrated Products, Inc.	MXIM	57772K101	11/16/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending June 30, 2012	Issuer	Y	For	For
				3. Ratify and approve an amendment to the company’s 2008 employee stock purchase plan to increase the number of shares available for issuance thereunder by 2,000,000 shares	Issuer	Y	For	For
				4. Ratify and approve an amendment to the company’s amended and restated 1996 stock incentive plan to increase the number of shares available for issuance thereunder by 7,000,000 share	Issuer	Y	For	For
				5. Approve the compensation of the company’s named executive officers pursuant to an advisory vote thereon	Issuer	Y	For	For
				6. Advisory vote on the frequency of future advisory votes on the compensation of the company’s named executive officers	Issuer	Y	1 Yr.	For

Microchip Technology Incorporated	MCHP	595017104	8/19/2011	1. Election of Directors	Issuer	Y	For	For
				2. Amend and restate the company’s executive management incentive compensation plan to revise the definition of “performance goals” for purposes of section 162(m) of the Internal Revenue Code	Issuer	Y	For	For
				3. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending March 31, 2012	Issuer	Y	For	For
				4. Approve an advisory vote on the compensation of the company’s named executives	Issuer	Y	For	For

				5. Proposal regarding the frequency of holding an advisory vote on the compensation of the company’s named executives	Issuer	Y	3 Yrs.	For

Noble Corporation	NE	H5833N103	4/27/2012	1. Approval of reduction of the maximum number of members of the board of directors	Issuer	Y	For	For
				2. Election of Directors	Issuer	Y	For	For
				3. Approval of the 2011 annual report, the consolidated financial statements of the company for fiscal year 2011 and the statutory financial statements of the company for fiscal year 2011	Issuer	Y	For	For
				4. Approval of dividend payment funded from capital contribution reserve in the amount of USD $0.52 per share	Issuer	Y	For	For

5. Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for fiscal year 2012 and the election of PricewaterhouseCoopers AG as statutory auditor for a one-year ter

					Issuer	Y	For	For
				6. Approval of the discharge of the members of the board of directors and the executive officers of the company under Swiss law for fiscal year 2011	Issuer	Y	For	For
				7. Approval, on an advisory basis, of the compensation of the company’s named executive officers	Issuer	Y	For	For
				8. Approval of the amendment and restatement of the company’s 1991 stock option and restricted stock plan	Issuer	Y	For	For

O’Reilly Automotive, Inc.	ORLY	67103H107	5/8/2012	1A. Election of Director: Charles H. O’Reilly, Jr.	Issuer	Y	For	For
				1B. Election of Director: John Murphy	Issuer	Y	For	For
				1C. Election of Director: Ronald Rashkow	Issuer	Y	For	For
				2. Advisory vote on approval of compensation of executives	Issuer	Y	For	For
				3. Approval of the 2012 incentive award plan	Issuer	Y	For	For
				4. Ratification of appointment of Ernst & Young LLP as independent auditors for the fiscal year ending December 31, 2012	Issuer	Y	For	For

Rotork plc		G76717126	4/20/2012	1. To receive and adopt the directors report and accounts and the auditors report thereon for 2011	Issuer	Y	For	For
				2. To declare a final dividend	Issuer	Y	For	For
				3. To re-elect I. G. King as a director	Issuer	Y	For	For
				4. To re-elect P. I. France as a director	Issuer	Y	For	For
				5. To re-elect J. M. Davis as a director	Issuer	Y	For	For
				6. To re-elect R. H. Amold as a director	Issuer	Y	For	For
				7. To re-elect G. M. Ogden as a director	Issuer	Y	For	For
				8. To re-elect J. E. Nicholas as a director	Issuer	Y	For	For
				9. To re-elect R. C. Lockwood as a director	Issuer	Y	For	For
				10. To re-elect G. Bullard as a director	Issuer	Y	For	For
				11. To re-appoint KPMG Audit plc as auditors of the company	Issuer	Y	For	For
				12. To authorize the directors to fix the remuneration of the auditors	Issuer	Y	For	For
				13. To approve the directors remuneration report	Issuer	Y	For	For
				14. To authorize the directors to allot shares	Issuer	Y	For	For
				15. To empower the directors to allot shares for cash without first offering them to existing shareholders	Issuer	Y	For	For

				16. To authorize the company to purchase ordinary shares	Issuer	Y	For	For
				17. To authorize the company to preference shares	Issuer	Y	For	For
				18. To fix the notice period for general meetings	Issuer	Y	For	For
				19. To authorize the extension of the company’s share incentive plan	Issuer	Y	For	For

ScanSource, Inc.	SCSC	806037107	12/1/2011	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote on the compensation of the company’s named executive officers (as defined in the proxy statement)	Issuer	Y	For	For
				3. Advisory vote on the frequency of future advisory votes on the compensation of the company’s named executive officers	Issuer	Y	3 Yrs.	For
				4 Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending June 30, 2012	Issuer	Y	For	For

Signet Jewelers Limited	SIG	G81276100	6/15/2012	1A. Election of Director: H. Todd Stitzer	Issuer	Y	For	For
				1B. Election of Director: Robert Blanchard	Issuer	Y	For	For
				1C. Election of Director: Dale Hilpert	Issuer	Y	For	For
				1D. Election of Director: Marianne Parrs	Issuer	Y	For	For
				1E. Election of Director: Thomas Plaskett	Issuer	Y	For	For
				1F. Election of Director: Russell Walls	Issuer	Y	For	For
				1G. Election of Director: Michael Barnes	Issuer	Y	For	For

2. Appoint KPMG LLP as independent auditor of the company, to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting of the company and to authorize the audit committee to determine its compensation

					Issuer	Y	For	For
				3. Approve, on a non-binding advisory basis, the compensation of the company’s named executive officers as disclosed in the proxy statement (the “say-on-pay” vote)	Issuer	Y	For	For

Sonova Holdings AG		H8024W106	6/19/2012	1.1 Approval of the annual report, of the financial statements of the company and of the consolidated financial statements for 2011/12; acknowledgement of the auditors’ report	Issuer	Y	For	For
				1.2 Advisory vote on the compensation report 2011/12	Issuer	Y	For	For
				2.1 Appropriation of retained earnings	Issuer	Y	For	For
				2.2 Allocation to free reserves and determination of payout from capital contribution reserves	Issuer	Y	For	For
				3. Discharge of the members of the board of directors and of the management board	Issuer	Y	For	For
				4.1 Amendment to Article 6: cancellation of non-cash contributions	Issuer	Y	For	For
				4.2 Amendment to Article 16: new term of office	Issuer	Y	For	For
				5.1.1 Re-Election of Anssi Vanjoki as director	Issuer	Y	For	For
				5.1.2 Re-Election of Ronald van der Vis as director	Issuer	Y	For	For
				5.1.3 Re-Election of Dr. Michael Jacobi as director	Issuer	Y	For	For
				5.1.4 Re-Election of Andy Rihs as director	Issuer	Y	For	For
				5.1.5 Re-Election of Robert F. Spoerry as director	Issuer	Y	For	For
				5.2 Election of Dr. Beat Hess as director	Issuer	Y	For	For

				5.3 Re-Election auditors: PricewaterhouseCoopers AG, Zurich	Issuer	Y	For	For
				6. Ad hoc	Issuer	Y	Abstain	For

Spirax-Sarco Engineering plc		G83561103	5/15/2012	1. To receive the directors’ report and accounts	Issuer	Y	For	For
				2. To approve the directors’ remuneration report	Issuer	Y	For	For
				3. To declare a final dividend	Issuer	Y	For	For
				4. To re-elect W. H. Whiteley as a director	Issuer	Y	For	For
				5. To re-elect M. E. Vernon as a director	Issuer	Y	For	For
				6. To re-elect N. J. Anderson as a director	Issuer	Y	For	For
				7. To re-elect N. H. Daws as a director	Issuer	Y	For	For
				8. To re-elect D. J. Meredith as a director	Issuer	Y	For	For
				9. To re-elect J. L. Whalen as a director	Issuer	Y	For	For
				10. To re-elect G. Bullock as a director	Issuer	Y	For	For
				11. To re-elect K. Rajagopal as a director	Issuer	Y	For	For
				12. To re-elect C. G. Watson as a director	Issuer	Y	For	For
				13. To re-appoint KPMG Audit plc as auditor of the company and to authorize the directors to determine their remuneration	Issuer	Y	For	For
				14. To authorize the directors to allot shares	Issuer	Y	For	For
				15. To disapply statutory pre-emption rights	Issuer	Y	For	For

16. To authorize the directors’ to approve the issue of shares in lieu of cash dividends in respect of the period up to and including the date of the annual general meeting to be held in 2017 or, if earlier, May 14, 2017

					Issuer	Y	For	For
				17. To authorize the company to purchase its own shares	Issuer	Y	For	For
				18. To authorize the increase of the maximum aggregate remuneration which may be paid to the non-executive directors collectively from GBP 400,000 to GBP 750,000 per annum	Issuer	Y	Against	Against
				19. To authorize the company to call general meetings, other than annual general meetings on not less than 14 clear days’ notice	Issuer	Y	For	For

Varian Medical Systems, Inc.	VAR	92220P105	2/9/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approve the compensation of the company’s named executive officers as described in the proxy statement	Issuer	Y	For	For
				3. Approve the amendment and restatement of the company’s 2005 omnibus stock plan	Issuer	Y	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for fiscal year 2012	Issuer	Y	For	For

VCA Antech, Inc.	WOOF	918194101	5/21/2012	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Y	For	For
				3. Advisory vote to approve the compensation of the company’s named executive officers	Issuer	Y	Against	Against

WABCO Holdings Inc.	WBC	92927K102	5/25/2012	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the selection of Ernst & Young Bedrijfsrevisoren BCVBA/Reviseurs D’Enterprises SCCRL as the company’s independent registered public accounting firm for the year ending December 31, 2012	Issuer	Y	For	For
				3. Advisory vote to approve the compensation paid to the company’s named executive officers (“say-on-pay”)	Issuer	Y	Against	Against

Zebra Technologies Corporation	ZBRA	989207105	5/15/2012	1. Election of Directors	Issuer	Y	For	For
				2. Approve, by non-binding vote, compensation of named executive officers	Issuer	Y	For	For
				3. Ratify Ernst & Young LLP as independent auditors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Perennial Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/30/12

* Print the name and title of each signing officer under his or her signature.

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